TAXES (Details Narrative)	6 Months Ended				12 Months Ended
	Mar. 31, 2023 USD ($) $ / shares	Mar. 31, 2023 MYR (RM)	Mar. 31, 2022 USD ($) $ / shares	Mar. 31, 2022 MYR (RM)	Sep. 30, 2022 USD ($)	Sep. 30, 2022 MYR (RM)	Sep. 30, 2021 USD ($)	Sep. 30, 2021 MYR (RM)	Mar. 31, 2023 MYR (RM)	Sep. 30, 2022 MYR (RM)
Additional paid in capital	$ 30,674,988				$ 18,918,303
Tax exemption amount			$ 10,027
Valuation allowance	56,098				35,174		$ 137,932
Change in valuation allowance	20,924				(102,758)
Prepaid income taxes	554,054
One Eighty Holdings Ltd [Member]
Additional paid in capital	336,055				336,055		336,055
Gross profit	1,803,969		1,140,154		3,292,611		477,964
Tax exemption amount	$ 9,379		$ 1,453		$ 16,029		$ 476
MALAYSIA
Effective income tax rate	24.00%	24.00%
Additional paid in capital | RM									RM 2,500,000
Gross profit | RM		RM 50,000,000
Effective income tax rate continuing operations	17.00%	17.00%	17.00%	17.00%
Current state and local tax expense benefit	$ 150,000	RM 600,000	$ 150,000	RM 600,000
Tax exemption amount			$ 10,027
Tax rates and tax exemption per shares | $ / shares	$ 0.00		$ 0.00
MALAYSIA | One Eighty Holdings Ltd [Member]
Effective income tax rate	24.00%	24.00%	24.00%	24.00%	24.00%	24.00%
Additional paid in capital | RM									RM 2,500,000	RM 2,500,000
Gross profit | RM		RM 50,000,000				RM 50,000,000
Effective income tax rate continuing operations	17.00%	17.00%					17.00%	17.00%
Current state and local tax expense benefit		RM 600,000	$ 150,000				$ 150,000	RM 600,000
Tax exemption amount	$ 14,214		$ 5,307		$ 18,369		$ 8,179